(John Hancock Fundamental Large Cap Value Fund - Classes A, C, I, R2, R4 and R6) | (John Hancock Fundamental Large Cap Value Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 18 to 20 of this prospectus under "Sales charge reductions and waivers" or pages 106 to 110 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (John Hancock Fundamental Large Cap Value Fund) - USD ($)	Class A		Class C	Class I	Class R2	Class R4	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%		none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%	none	none	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		$ 20	none	none	none	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (John Hancock Fundamental Large Cap Value Fund)	Class A		Class C		Class I		Class R2		Class R4		Class R6
Management fee	0.62%		0.62%		0.62%		0.62%		0.62%		0.62%
Distribution and service (Rule 12b-1) fees	0.30%		1.00%		none		0.25%		0.25%		none
Service plan fee	none		none		none		0.25%	[1]	0.10%	[1]	none
Additional other expenses	0.16%		0.17%		0.15%		0.07%		0.07%		0.07%
Total other expenses	0.16%	[2]	0.17%	[2]	0.15%	[2]	0.32%	[3]	0.17%	[3]	0.07%	[3]
Total annual fund operating expenses	1.08%		1.79%		0.77%		1.19%		1.04%		0.69%
Contractual expense reimbursement	none		none		none		none		(0.10%)	[4]	(0.02%)	[5]
Total annual fund operating expenses after expense reimbursements	1.08%		1.79%		0.77%		1.19%		0.94%		0.67%
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2, Class R4, and Class R6 shares.
[4]	The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on November 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on November 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (John Hancock Fundamental Large Cap Value Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	605	826	1,066	1,751
Class C	282	563	970	2,105
Class I	79	246	428	954
Class R2	121	378	654	1,443
Class R4	96	321	564	1,262
Class R6	68	219	382	857

Not Sold
Expense Example, No Redemption - (John Hancock Fundamental Large Cap Value Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	182	563	970	2,105

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those with market capitalizations equal to or greater than the largest 80% of the companies within the Russell 1000 Index. As of September 30, 2015, these companies had market capitalizations of approximately $3.9 billion or greater. Equity securities include common, convertible, and preferred securities and their equivalents.

The manager seeks to identify companies with company-specific competitive advantages and that benefit from favorable industry forces. The manager's fundamental analysis produces a range of intrinsic values for each issuer's underlying business. The manager may sell a holding when the valuation is no longer favorable, the manager's quality assessment changes, or there are more attractive opportunities.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers. Investments in exchange-traded funds (ETFs) and derivative instruments may be used to reduce risk and/or obtain efficient investment exposure, and may include options, futures contracts, and swaps (including interest-rate swaps). The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, interest-rate swaps, options, and swaps. Futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6 shares).

A note on performance

Class A and Class C shares commenced operations on June 1, 2011 and June 27, 2014, respectively. Class R2, Class R4, and Class R6 shares commenced operations on March 27, 2015. Returns prior to a class's commencement date are those of Class A shares that have been recalculated to apply the actual or estimated gross fees and expenses of that class, as applicable. Returns for Class C, Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2015, was –6.61%. Best quarter: Q1 '12, 14.73% Worst quarter: Q2 '12, –5.58%
Average annual total returns (%)—as of 12/31/14
Average Annual Total Returns - (John Hancock Fundamental Large Cap Value Fund) -	1 Year	Since Inception	Inception Date
Class A	4.28%	13.84%	Jun. 01, 2011
Class A | after tax on distributions	2.84%	12.25%	Jun. 01, 2011
Class A | after tax on distributions, with sale	3.54%	10.76%	Jun. 01, 2011
Class C	0.36%	0.94%	Jun. 01, 2011
Class I	10.14%	15.95%	Jun. 01, 2011
Class R2	9.89%	15.62%	Jun. 01, 2011
Class R4	9.89%	15.62%	Jun. 01, 2011
Class R6	10.44%	16.20%	Jun. 01, 2011
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	13.45%	14.80%	Jun. 01, 2011